3. Development Stage Activities and Going Concern	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
3. Development Stage Activities and Going Concern

The Company is currently in the development stage, and has limited operations.  The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern.   The Company has not established any sustainable source of revenues to cover its operating costs, and as such, has incurred an operating loss since inception.    Further, as of June 30, 2014 the cash resources of the Company were insufficient to meet its current financial obligations and business plan. These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.